UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:  333-207340-08

Central Index Key Number of Issuing entity:  0001724177

UBS Commercial Mortgage Trust 2017-C7
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207340

Central Index Key Number of depositor:  0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001238163

Société Générale, New York Branch
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541468

Ladder Capital Finance LLC
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of Sponsor as specified in its charter)

Nicholas Galeone (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

/s/ Henry Chung

Henry Chung, Managing Director

Dated : July 30, 2019

/s/ David Schell
David Schell, Managing Director

Dated : July 30, 2019

EXHIBIT INDEX

Exhibit Number	Description
EX 102	Asset Data File
EX 103	Asset Related Document